Related Party Disclosures (Tables)	12 Months Ended
Oct. 31, 2025
Related Party Disclosures [Abstract]
Schedule of Related Party Transactions

In addition to the transactions and balances disclosed elsewhere in the consolidated financial statements, the Group had the following significant related party transactions during the reporting period:

		Year ended October 31,		Six months ended October 31,	Year ended April 30,
Relationship	Nature of transactions	2025	2024	2023	2023
		US$	US$	US$	US$
Ultimate holding company	Insurance brokerage services	5	5	32	7

Ultimate holding company	Digital solutions services	2,551	2,562	1,278	2,169
Ultimate holding company	Media and entertainment services	2,739	—	—	—
Ultimate holding company	Corporate expenses allocated	1,592	1,865	1,533	1,212
Fellow subsidiaries	Insurance brokerage services	—	36	1	52
Immediate holding company	Repurchase of shares of the Company	—	447,522	—	318,882
Ultimate holding company	Interest income	20,495	13,923	6,154	6,612